Finance Cost - Schedule of Finance Cost (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Finance Cost [Abstract]
Interest expense, borrowings		$ 455	$ 332
Interest expense on other creditors		338	347
Unwinding of discount	[1]	145	149
Finance cost		$ 938	$ 828

[1]	The unwinding of discount relates to the provision for rehabilitation costs. Refer to Note 20 for further details.